Revenue - Accounts receivables allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in accounts receivables allowance
Beginning balance	$ 290	$ 145
Reversal of account receivables allowance	(304)	(13)
Bad debt expense	194	158
Ending balance	$ 180	$ 290